2. BASIS OF PRESENTATION: a) Statement of Compliance and basis of presentation (Policies)	12 Months Ended
Dec. 31, 2019
Policies
a) Statement of Compliance and basis of presentation

a)Statement of Compliance and basis of presentation

The consolidated financial statements for the year ended December 31, 2019 have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”).